Risk Management (Details) - Schedule of allowance sensibility - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Unfavorable Scenario 1 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,204,015	$ 1,083,371
Macro Economic [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	1,051,702	1,038,147
Gross carrying amount	$ 36,628,705	$ 34,410,578
Reported ECL Coverage	2.87%	3.02%
Macro Economic [Member] | Favorable Scenario 2 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 926,695	$ 876,654
Reported ECL Coverage	2.55%	2.55%
Macro Economic [Member] | Favorable Scenario 1 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 994,883	$ 930,044
Reported ECL Coverage	2.71%	2.71%
Macro Economic [Member] | Base Scenario [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,061,809	$ 981,671
Reported ECL Coverage	3.05%	2.86%
Macro Economic [Member] | Unfavorable Scenario 2 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL allowance	$ 1,144,741	$ 1,047,127
Reported ECL Coverage	2.86%	3.05%
Macro Economic [Member] | Unfavorable Scenario 1 [Member]
Risk Management (Details) - Schedule of allowance sensibility [Line Items]
Reported ECL Coverage	3.15%	3.15%